Shareholders' Equity (Deficiency) and Redeemable Convertible Preferred Shares (Details) - Schedule of stock based compensation costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock based compensation costs [Abstract]
Cost of revenues	$ 290	$ 304	$ 190
Research and development	1,076	1,145	1,212
Sales and marketing	2,332	2,298	2,969
General and administrative	2,782	3,524	8,388
Total	$ 6,480	$ 7,271	$ 12,759